Financial Instruments - Financial position classified by level of the fair value hierarchy (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Financial assets fair value through profit or loss	$ 33,874	$ 22,881
Loan payable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial liabilities fair value through profit or loss	7,424	6,817
Loan payable | Financial liabilities fair value through profit or loss | Level 1
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 2
Financial Instruments
Financial liabilities fair value through profit or loss	0	0
Loan payable | Financial liabilities fair value through profit or loss | Level 3
Financial Instruments
Financial liabilities fair value through profit or loss	7,424	6,817
FVTOCI | Level 1
Financial Instruments
Financial assets fair value through profit or loss	27,844	15,725
FVTOCI | Level 2
Financial Instruments
Financial assets fair value through profit or loss	2,435	3,625
FVTOCI | Level 3
Financial Instruments
Financial assets fair value through profit or loss	3,595	3,531
Equity securities | FVTPL
Financial Instruments
Financial assets fair value through profit or loss	4,033	8,564
Equity securities | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss	1,598	4,939
Equity securities | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss	2,435	3,625
Equity securities | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss	0	0
Debt securities | FVTPL
Financial Instruments
Financial assets fair value through profit or loss	774	770
Debt securities | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss		0
Debt securities | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss		0
Debt securities | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss	774	770
Debt securities | FVTOCI
Financial Instruments
Financial assets fair value through profit or loss	26,246	10,786
Debt securities | FVTOCI | Level 1
Financial Instruments
Financial assets fair value through profit or loss	26,246	10,786
Debt securities | FVTOCI | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0	0
Debt securities | FVTOCI | Level 3
Financial Instruments
Financial assets fair value through profit or loss	0	0
Investment funds | FVTPL
Financial Instruments
Financial assets fair value through profit or loss	1,675	2,761
Investment funds | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss		0
Investment funds | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss		0
Investment funds | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss	1,675	$ 2,761
Long-term loan receivable | FVTPL
Financial Instruments
Financial assets fair value through profit or loss	1,146
Long-term loan receivable | FVTPL | Level 1
Financial Instruments
Financial assets fair value through profit or loss	0
Long-term loan receivable | FVTPL | Level 2
Financial Instruments
Financial assets fair value through profit or loss	0
Long-term loan receivable | FVTPL | Level 3
Financial Instruments
Financial assets fair value through profit or loss	$ 1,146